Cover	Jul. 12, 2023
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 12, 2023
Entity Ex Transition Period	false
Entity File Number	001-37954
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	13450 W. Sunrise Blvd
Entity Address Address Line 2	Suite 650
Entity Address City Or Town	Sunrise
Entity Address State Or Province	FL
City Area Code	888
Local Phone Number	798-9100
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PIXY
Security Exchange Name	NASDAQ
Entity Address Postal Zip Code	33233